RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Apr. 30, 2022	Dec. 31, 2020
Related Party Transactions.
Amount due from related parties	$ 1,544
Subsequent event
Related Party Transactions.
Amounts due to related party			$ 2,730
Hankou North Import And Export Service Co. Ltd. [Member] | Technical Services
Related Party Transactions.
Amount of related party transaction		$ 123
Wuhan Zall Internet Technology Co. Ltd.
Related Party Transactions.
Amount of related party transaction		$ 4,223
Percentage Of Equity Interest Transferred		30.00%
Amounts due to related party	$ 2,730			$ 2,820
Demon Network Technology (Hong Kong) Co. Ltd. [Member] | Technical Services
Related Party Transactions.
Amount of related party transaction		$ 749
Yew Tee Global Investment Pte. Ltd [Member]
Related Party Transactions.
Percentage of outstanding shares held	20.00%